Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,093,095	$ 1,951,402	$ 4,471,612	$ 13,194,969
Accumulated deficit	34,903,827		33,810,732	$ 29,339,120
Working capital surplus	869,797		899,215
Stockholder debt	$ 86,038		$ 165,620